Note 6 - Capital Stock - Restricted Stock Units Outstanding (Details) - $ / shares	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Balance (in shares)	520,000	1,275,591
Balance, weighted average fair value (in CAD per share)	$ 0.49	$ 1.18
Redeemed for common shares (in shares)	(385,147)	(695,991)
Redeemed for common shares, weighted average fair value (in CAD per share)	$ 0.49	$ 1.50
Forfeited/cancelled (in shares)	(134,853)	(59,600)
Forfeited/cancelled, weighted average fair value (in CAD per share)	$ 0.49	$ 2.22
Balance (in shares)		520,000
Balance, weighted average fair value (in CAD per share)		$ 0.49